SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Jan. 02, 2021
Supplemental Financial Information
Schedule of net inventories

(In millions)	2020	2019
Raw materials	$268.6	$231.6
Work-in-progress	210.3	201.0
Finished goods	238.3	230.4

Inventories, net	$717.2	$663.0

Schedule of property, plant and equipment

(In millions)	2020	2019
Land	$26.1	$25.1
Buildings and improvements	746.4	687.4
Machinery and equipment	2,538.6	2,316.9
Construction-in-progress	165.2	142.2

Property, plant and equipment	3,476.3	3,171.6
Accumulated depreciation	(2,132.6)	(1,960.9)

Property, plant and equipment, net	$1,343.7	$1,210.7

Schedule of capitalized software costs

(In millions)	2020	2019
Cost	$506.5	$487.2
Accumulated amortization	(370.1)	(334.4)

Software, net	$136.4	$152.8

Schedule of allowance for credit losses

(In millions)
Balance at beginning of year	$27.1
Provision for credit losses (1)	20.3
Amounts written off	(5.7)
Other, including foreign currency translation	2.9
Balance at end of year	$44.6
(1)	Primarily reflects estimated impacts on customers from COVID-19.

Schedule of research and development expense

(In millions)	2020	2019	2018
Research and development expense	$112.8	$92.6	$98.2

Schedule of cash paid for interest and income taxes

(In millions)	2020	2019	2018
Interest	$69.6	$74.3	$54.9
Income taxes, net of refunds	203.4	155.0	153.5

Schedule of amounts and balance sheet locations of deferred revenue

(In millions)	January 2, 2021	December 28, 2019
Other current liabilities	$18.9	$12.6
Long-term retirement benefits and other liabilities	1.4	.3

Total deferred revenue	$20.3	$12.9